Financial Assets and financial liabilities - Summary of Fair value of financial assets and financial liabilities that are not measured at fair value (but fair value disclosures are required) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Borrowings [member] | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 2	$ 2
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	451,413	304,767
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Borrowings [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	451,413	304,767
Fair Value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	416,845	286,734
Fair Value [member] | Borrowings [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 416,845	$ 286,734